Long-term debt	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Long-term debt	Long-term debt:

As at	Dec 31 2023	Dec 31 2022
Unsecured notes
(i) $300 million at 4.25% due December 1, 2024	$299,283	$298,836
(ii) $700 million at 5.125% due October 15, 2027	694,844	693,649
(iii) $700 million at 5.25% due December 15, 2029	695,824	695,283
(iv) $300 million at 5.65% due December 1, 2044	295,709	295,606
	1,985,660	1,983,374
Other limited recourse debt facilities
(i) 5.58% due through June 30, 2031	56,637	61,978
(ii) 5.35% due through September 30, 2033	65,300	70,312
(iii) 5.21% due through September 15, 2036	34,204	35,849
	156,141	168,139
Total long-term debt[1]	2,141,801	2,151,513
Less current maturities[1]	(314,716)	(15,133)
	$1,827,085	$2,136,380
[1]  Long-term debt and current maturities are presented net of discounts and deferred financing fees of $16.8 million as at December 31, 2023 (2022 - $19.4 million).

For the year ended December 31, 2023, non-cash accretion, on an effective interest basis, of deferred financing costs included in finance costs was $2.6 million (2022 - $2.2 million).
The gross minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Other limited recourse debt facilities	Unsecured notes	Total
2024	$15,367	$300,000	$315,367
2025	13,660	—	13,660
2026	13,796	—	13,796
2027	15,173	700,000	715,173
2028	16,026	—	16,026
Thereafter	84,574	1,000,000	1,084,574
	$158,596	$2,000,000	$2,158,596

The Company has access to a $300 million committed revolving credit facility from a syndicate of highly rated financial institutions expiring in July 2026.
The revolving credit facility is subject to the following significant covenants and default provisions:
i)    the obligation to maintain a minimum EBITDA to interest coverage ratio of greater than or equal to 2:1 calculated on a four-quarter trailing basis and a debt to capitalization ratio of less than or equal to 60%, both calculated in accordance with definitions in the credit agreement that include adjustments to limited recourse subsidiaries,
ii)    a default if payment is accelerated by a creditor on any indebtedness of $50 million or more of the Company and its subsidiaries, except for the limited recourse subsidiaries, and
iii)    a default if a default occurs that permits a creditor to demand repayment on any other indebtedness of $50 million or more of the Company and its subsidiaries, except for the limited recourse subsidiaries.
The revolving credit facility is secured by certain assets of the Company, and also includes other customary covenants including restrictions on the incurrence of additional indebtedness.
During the year, the Company cancelled the $300 million non-revolving construction facility for the Geismar 3 project. At the time of cancellation, the construction facility was undrawn.
Other limited recourse debt facilities relate to financing for certain of our ocean vessels which we own through less than wholly-owned entities under the Company's control. The limited recourse debt facilities are described as limited recourse as they are secured only by the assets of the entity that carries the debt. Accordingly, the lenders to the limited recourse debt facilities have no recourse to the Company or its other subsidiaries.
The covenants governing the Company’s unsecured notes, which are specified in an indenture, apply to the Company and its subsidiaries, excluding the Egypt entity and the Atlas joint venture entity, and include restrictions on liens, sale and lease-back transactions, a merger or consolidation with another corporation or sale of all or substantially all of the Company’s assets. The indenture also contains customary default provisions.
Failure to comply with any of the covenants or default provisions of the long-term debt facilities described above could result in a default under the applicable credit agreement that would allow the lenders to not fund future loan requests, accelerate the due date of the principal and accrued interest on any outstanding loans or restrict the payment of cash or other distributions.
As at December 31, 2023, management believes the Company was in compliance with all covenants related to its long-term debt obligations.